Financial liabilities designated at fair value through profit or loss (IFRS9)	12 Months Ended
Dec. 31, 2018
Financial liabilities designated at fair value through profit or loss (IFRS9) [Abstract]
Financial liabilities designated at fair value through profit or loss (IFRS9)
28.	Financial liabilities designated at fair value through profit or loss (IFRS 9)

Financial liabilities designated at fair value through profit or loss as of December 31, 2018 are as follows:

	2018		Reason for designation
Equity-linked securities sold	~~W~~	6,439,292	Combined instrument
Securities sold with embedded derivatives		2,096,508	Combined instrument

	~~W~~	8,535,800

(*)	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.

Maximum credit risk exposure of the financial liabilities designated at fair value through profit or loss amounts to ~~W~~8,535,800 million as of December 31, 2018. Changes in values of the liability are ~~W~~2,376 million for the year ended December 31, 2018 and the accumulated changes are ~~W~~235 million as of December 31, 2018.